Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Taxes (Additional Textual) [Abstract]
Operating loss carryfowards	$ 1,500,000
Accumulated undistributed earnings of foreign subsidiaries reinvested	331,000,000
Unremitted foreign earnings through dividend	113,000,000
Accrued interest	100,000
Accrued penalty	300,000
Uncertain tax	5,000,000
Venezuela [Member]
Taxes (Additional Textual) [Abstract]
Foreign operating loss carryforwards	800,000
United Kingdom [Member]
Taxes (Additional Textual) [Abstract]
Foreign operating loss carryforwards	$ 22,000